Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events
12.	Subsequent Events

The Company has evaluated all events or transactions that occurred after the June 30, 2023 unaudited condensed balance sheet date for recognition purposes through September 21, 2023, the date when the financial statements were available. The Company has evaluated all events or transactions that occurred after the June 30, 2023 unaudited condensed balance sheet date for disclosure purposes through October 19, 2023 to determine if they must be disclosed.

Amendment to NKMAX License

In August 2023, the Company and NKMAX executed an amendment to the Intercompany License to clarify that the Company shall not be responsible for certain fees or costs previously paid or incurred by NKMAX.

Revolving Line of Credit

From July 1 2023 through September 21, 2023, NKGen executed additional draws of $1.1 million upon the revolving line of credit described in Note 6 of the unaudited condensed financial statements as of and for the six months ended June 30, 2023. On September 19, 2023, the minimum deposit requirement under the revolving line of credit was modified such that NKGen will be required to maintain the $15.0 million minimum deposits beginning as of December 31, 2023. No repayments of draws upon the revolving line of credit occurred from July 1, 2023 through October 19, 2023.

Convertible Notes

In August and September 2023, NKGen issued additional convertible notes of $1.4 million to investors. The terms of the additional convertible notes issued in August and September 2023 are consistent with those set forth for the 2023 Convertible Notes in Note 6.

Short Term Related Party Loan

In September 2023, NKGen raised $0.3 million in proceeds in connection with a related party loan with a 30-day term and an interest rate of 5.12%. This related party loan is not convertible into equity. This loan was repaid on October 5, 2023.

Business Combination

The Business Combination was consummated on September 29, 2023. In connection with the Closing, Graf changed its name to “NKGen Biotech, Inc.” and NKGen changed its name to “NKGen Operating Biotech, Inc.” The Common Stock and warrants of New NKGen began trading on The Nasdaq Stock Market LLC under the symbols “NKGN” and “NKGNW”, respectively, on October 2, 2023.

Contemporaneously with the execution of the Merger Agreement, Graf and NKGen entered into an amended and restated sponsor support and lockup agreement (“Amended and Restated Sponsor Support and Lockup Agreement”). In connection with the Amended and Restated Sponsor Support and Lockup Agreement, of the 4,290,375 shares of Graf held by Graf’s sponsor and insiders (“Founder Shares”): (i) 1,773,631 shares were forfeited, (ii) 1,173,631 shares became restricted shares subject to vesting conditions (“Deferred Founder Shares”), and (iii) the remaining 1,343,113 shares were not forfeited, did not become restricted, nor subject to vesting conditions. Deferred Founder Shares do not have voting rights, do not participate in dividends and are not transferrable. During the vesting period of five years from Closing (“Vesting Period”), if the trading price or price per share consideration upon a change in control for Common Stock is greater than or equal to $14.00 at any 20 trading days in a 30 consecutive trading-day period, then 873,631 Deferred Founder Shares will immediately vest; and if greater than or equal to $20.00 at any 20 trading days in a 30 consecutive trading-day period, then an additional 300,000 Deferred Founder Shares will immediately vest. In the event there is a sale of New NKGen, then immediately prior to the consummation of such sale, the calculated Acquiror Sale Price, as defined in the agreement, will take into account the number of Deferred Founder Shares that will vest upon a change in control. Upon the expiration of the Vesting Period, unvested Founder Shares will be forfeited and cancelled for no consideration.

Employee Stock Purchase Plan

Upon consummation of the Business Combination, New NKGen adopted an employee stock purchase plan (“ESPP”). The maximum number of shares of New NKGen common stock that may be issued under the ESPP is 3% of the fully diluted common stock of New NKGen, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. New NKGen employees and the employees of any designated affiliates may participate in the ESPP. The purchase price of the ESPP shares is 85% of the lesser of the fair market value of New NKGen common stock on the first day of an offering or on the applicable date of purchase.

Warrant Subscription Agreements

The Company entered into warrant subscription agreements (the “Warrant Subscription Agreements”) that closed on September 29, 2023, for total proceeds of $10.2 million with certain investors (the “Warrant Investors”), pursuant to which the Investors agreed to purchase an aggregate of 10,209,994 warrants, at a purchase price of $1.00 per warrant (the “Subscribed Warrants”). The Subscribed Warrants are exercisable for cash (or by “cashless” exercise under certain circumstances) during the five-year period beginning on the Closing Date. One-third of the Subscribed Warrants are exercisable initially at $10.00, one-third of the Subscribed Warrants are exercisable initially at $12.50, and one-third of the Subscribed Warrants are exercisable initially at $15.00. The initial exercise prices of each tranche are subject to adjustment every 180 days after the Closing based upon declines in trading prices of the Company’s common stock, as well as antidilution adjustments for stock splits, stock dividends, and the like. In addition, the Subscribed Warrants contain a downside protection provision, pursuant to which the Warrant Investors may demand a cashless exchange of certain Subscribed Warrants and, to the extent the relevant reference price is less than $1.50, a cash payment calculated as the difference between $1.50 and the then-current exercise price multiplied by the applicable number of warrant shares shall be paid to the Warrant Investors.

Securities Purchase Agreement

On September 29, 2023 NKGen received $10.0 million in connection with the issuance of the 2027 Convertible notes which have a four-year term and an interest rate of 5.0% paid in cash semi-annually or 8.0% paid in kind (“2027 Convertible Notes”). The 2027 Convertible Notes have a conversion price of $10.00 per share of common stock (subject to anti-dilution adjustments in the event of stock splits and the like), and a put option commencing 2.5 years after their issuance. Additionally, pursuant to the Senior Convertible Notes Agreements, 1,000,000 warrants were issued to NKMAX at an exercise price of $11.50 per warrant (“Senior Convertible Notes Warrants ”). Such warrants have terms identical to the Public Warrants.

Forward Purchase Agreements, Subscription Agreements, and Side Letter

On September 22, 2023, September 26, 2023, and September 29, 2023, the Company entered into private agreements (“Private Placement Agreements”) with investors (“FPA Investors” or “Sellers”) consisting of Forward Purchase Agreements, Subscription Agreements, and a Side Letter. Concurrently with the Closing of the Business Combination, the FPA Investors purchased 3,168,121 shares of common stock (“Subscribed Shares”) in exchange for a subscription receivable of $32.9 million (“Prepayment Amount”), which was placed into an escrow account for the benefit of the FPA Investors (“Escrow Account”). The terms of the Private Placement Agreements provide that following a one-year period after the Closing (“Measurement Period”), subject to early termination and settlement at the election of the FPA Investors, the funds placed into the Escrow Account will be released to the Company, the FPA Investors, or a combination of both, based on a combination of factors, including the number of shares sold by the FPA Investors during the Measurement Period, the volume weighted average price of the Company’s common stock over a specified valuation period, and the application of antidilution provisions. In addition to the Subscribed Shares, the FPA Investors received an aggregate 314,889 share consideration shares (“Share Consideration Shares”), consisting of (i) the award of 200,000 Share Consideration Shares to Meteora Entities (as defined below) which were public shares redeemed and reversed by Graf Stockholders, (ii) the award of 34,889 Share Consideration Shares to Sandia Entities (as defined below) which were public shares redeemed and reversed by Graf Stockholders, and (iii) the issuance of 80,000 Share Consideration Shares, which are new shares of common stock issued in connection with the Closing, each for no cash consideration. In addition, the Meteora Entities received 200,000 structuring shares, pursuant to a side letter, (“Structuring Shares”, collectively with the Share Consideration Shares, “Incremental Shares”), which were also public shares of Commented Graf common stock previously held by Graf Stockholders. These Incremental Shares are not subject to an escrow arrangement. The Incremental Shares were converted into shares of NKGen common stock on a one-for-one basis at Closing. Accordingly, such shares have the same voting as well as dividend and liquidation participation rights as other shares of NKGen common stock.

12. Subsequent Events

The Company has evaluated all events or transactions that occurred after the December 31, 2022 balance sheet date for recognition purposes through May 15, 2023, the date when the financial statements were available. The Company has evaluated all events or transactions that occurred after the December 31, 2022 balance sheet date for disclosure purposes through October 19, 2023 to determine if they must be disclosed.

Amendment to the 2019 Plan and Stock Option Grants

In February 2023, the Company amended its 2019 Plan to increase the aggregate number of shares of Common Stock reserved from 2,780,000 shares to 8,723,922 shares. From January 1, 2023 through May 15, 2023, the Company issued a total of 5,322,456 options to purchase common stock at an exercise price of $2.72 per share. Immediately following the issuance, a total of 1,770,389 shares remained available for future issuance under the 2019 Plan.

2023 NKMAX Loans

From January through April 2023, NKGen entered into additional loan agreements with NKMAX for aggregate gross proceeds of $5.0 million. The terms of the loans included a 4.6% interest rate and a maturity date of December 31, 2024.

Business Combination

On April 14, 2023, the board of directors of Graf Acquisition Corp. IV, a Delaware corporation (“Graf,”), unanimously approved the Agreement and Plan of Merger, dated April 14, 2023, by and among Graf, Austria Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Graf (“Merger Sub”), and the Company (as it may be amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by Graf’s stockholders and the transactions under the Merger Agreement are consummated (the “Business Combination”), Merger Sub will merge with and into the Company with the Company surviving the merger as a wholly owned subsidiary of Graf (the “Merger”). In connection with the consummation of the Business Combination (the “Closing” and the date of the Closing, the “Closing Date”), Graf will be renamed “NKGen Biotech, Inc.” and the Company will change its name to “NKGen Operating Biotech, Inc.” References below to “New NKGen” denote Graf as the post-Business Combination entity.

In accordance with the terms and subject to the conditions set forth in the Merger Agreement, Graf has agreed to pay to equity holders of the Company (other than holders of unvested NKGen options to purchase shares of common stock of NKGen (“NKGen options”) as of immediately prior to the effective time of the Merger (the “Effective Time”) aggregate consideration (the “Merger Consideration”) of a number of shares of newly issued common stock, par value $0.0001 per share, of New NKGen (“Common Stock”), valued at $10.00 per share, equal to the product of the number of outstanding shares of common stock of the Company (“NKGen common stock”) at the Closing, multiplied by the Exchange Ratio. The “Exchange Ratio” is equal to the quotient of (A) the sum of (i) $145.0 million plus (ii) the aggregate amount of principal and accrued interest underlying convertible promissory notes of NKGen (“NKGen Convertible Notes”) that are converted into shares of the Company common stock as of immediately prior to the effective time of the Merger (the “Effective Time”), divided by (B) $10.00, divided by (C) the number of Fully Diluted common stock of the Company (as defined below) immediately prior to the Effective Time. Prior to the Closing, the Company will use its commercially reasonable efforts to cause each convertible note to be converted into shares of NKGen common stock pursuant to its terms as of immediately prior to the Effective Time.

Additionally, at the Effective Time, each outstanding and unexercised stock option of the Company will be cancelled and converted into an option to acquire Common Stock (“New NKGen Options”), provided that: (i) each such New NKGen Option shall be exercisable for that number of shares of Common Stock equal to the product (rounded down to the nearest whole number) of (A) the number of shares of NKGen common stock subject to such NKGen Option immediately prior the Effective Time multiplied by (B) the Exchange Ratio, and (ii) the per share exercise price for each share of Common Stock issuable upon exercise of the New NKGen Option shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (A) the exercise price per share of each NKGen Option immediately prior to the Effective Time by (B) the Exchange Ratio.

2023 Convertible Notes

From March through May 15, 2023, the Company issued convertible promissory notes to investors for total proceeds of $4.1 million, of which $0.1 million was issued to a related party (the “2023 Convertible Notes”). The 2023 Convertible Notes bear interest at 4.55% per year and in the event the Company consummates, while the 2023 Convertible Notes are outstanding, an equity financing pursuant to which it sells shares of its equity securities, with an aggregate sales price of not less than $20.0 million in a qualified financing of Next Round Securities, excluding any and all indebtedness under the 2023 Convertible Notes that is converted into Next Round Securities, and with the principal purpose of raising capital, then all principal, together with all unpaid accrued interest under the 2023 Convertible Notes, shall automatically convert into shares of Next Round Securities at the lesser of (i) the price obtained by dividing (A) $300.0 million by (B) the number of outstanding shares of common stock of the Company immediately prior to the qualified financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding the shares of equity securities of the Company issuable upon the conversion of the 2023 Convertible Notes or other indebtedness) and (ii) a discount to the cash price per share paid by the other purchasers of Next Round Securities in the qualified financing equal to for an investor that invests up to $5.0 million in the 2023 Convertible Notes: 15%, and for an investor that invests more than $5.0 million and less than $10.0 million in Notes: 20%, and for an investor that invests more than $10.0 million in 2023 Convertible Notes: 25%. The maturity dates of the 2023 Convertible Notes are three years from the respective issuance dates.

Modification to the Convertible Notes

In April 2023, the Company (i) modified the Convertible Notes to extend the maturity date to December 31, 2023 and (ii) modified the Convertible Notes and the 2023 Convertible Notes to provide that upon the closing of a transaction such as the Business Combination, the Convertible Notes and 2023 Convertible Notes will, immediately prior to the closing of such transaction, convert into the Company’s common stock at a conversion price equal to (a) the value ascribed to the consideration to be paid in respect of one share of common stock in the definitive agreement(s) relating to such transaction, multiplied by (b) the discount figure applicable to a qualified financing as set forth in Note 6.

Amendment to NKMAX License

In April 2023, the Company and NKMAX executed an amendment to the Intercompany License to expand the scope of Licensed Products initially limited to cancer treatment to any field of use.

13. Subsequent Events (unaudited)

Business Combination

On September 29, 2023, the Business Combination closed.

Additional 2023 Convertible Notes

On May 19, 2023, the Company issued additional 2023 Convertible Notes for total proceeds of $0.8 million with the same terms as set forth above for the 2023 Convertible Notes issued from March through May 15, 2023.

In August and September 2023, NKGen issued additional convertible notes of $1.4 million to investors. The terms of the additional convertible notes issued in August and September 2023 are consistent with those set forth for the 2023 Convertible Notes in Note 6.

Revolving Line of Credit

In June 2023, the Company entered into a $5.0 million revolving line of credit agreement with a commercial bank with a one-year term and an interest rate based on the higher of (i) the one month secured overnight financing rate plus 2.85% or (ii) 7.50%. Issuance fees of $0.1 million were incurred in connection with this revolving line of credit. The revolving line of credit is secured by all of the Company’s assets, including a deed of trust over the Company’s owned real property located in Santa Ana, California. Additionally, the Company is required to maintain a restricted cash balance of $0.3 million following the issuance. In June 2023, the Company executed a draw of $3.8 million on this revolving line of credit. In July 2023, the Company executed an additional draw of $1.1 million upon the revolving line of credit. On September 19, 2023, the minimum deposit requirement under the revolving line of credit was modified such that NKGen will be required to maintain the $15.0 million minimum deposits beginning as of December 31, 2023. No repayments of draws occurred through October 19, 2023.

Collaboration Agreement

The study associated with the strategic collaboration with Affimed was discontinued by mutual agreement in June 2023.

Amendment to NKMAX License

In August 2023, the Company and NKMAX executed an amendment to the Intercompany License to clarify that the Company shall not be responsible for certain fees or costs previously paid or incurred by NKMAX.

Short Term Related Party Loan

In September 2023, NKGen raised $0.3 million in proceeds in connection with a related party loan with a 30-day term and an interest rate of 5.12%. This related party loan is not convertible into equity. This loan was repaid on October 5, 2023.

Employee Stock Purchase Plan

Upon consummation of the Business Combination, NKGen adopted an employee stock purchase plan (“ESPP”). The maximum number of shares of NKGen common stock that may be issued under the ESPP is 3% of the fully diluted common stock of NKGen, determined as of immediately following Closing. Such maximum number of shares is subject to automatic annual increases. NKGen employees and the employees of any designated affiliates may participate in the ESPP. The purchase price of the ESPP shares is 85% of the lesser of the fair market value of NKGen common stock on the first day of an offering or on the applicable date of purchase.

Warrant Subscription Agreements

The Company entered into warrant subscription agreements (the “Warrant Subscription Agreements”) that closed on September 29, 2023, for total proceeds of $10.2 million with certain investors (the “Warrant Investors”), pursuant to which the Investors agreed to purchase an aggregate of 10,209,994 warrants, at a purchase price of $1.00 per warrant (the “Subscribed Warrants”). The Subscribed Warrants are exercisable for cash (or by “cashless” exercise under certain circumstances) during the five-year period beginning on the Closing Date. One-third of the Subscribed Warrants are exercisable initially at $10.00, one-third of the Subscribed Warrants are exercisable initially at $12.50, and one-third of the Subscribed Warrants are exercisable initially at $15.00. The initial exercise prices of each tranche are subject to adjustment every 180 days after the Closing based upon declines in trading prices of the Company’s common stock, as well as antidilution adjustments for stock splits, stock dividends, and the like. In addition, the Subscribed Warrants contain a downside protection provision, pursuant to which the Warrant Investors may demand a cashless exchange of certain Subscribed Warrants and, to the extent the relevant reference price is less than $1.50, a cash payment calculated as the difference between $1.50 and the then-current exercise price multiplied by the applicable number of warrant shares shall be paid to the Warrant Investors.

Securities Purchase Agreement

On September 29, 2023 NKGen received $10.0 million in connection with the issuance of the 2027 Convertible notes which have a four-year term and an interest rate of 5.0% paid in cash semi-annually or 8.0% paid in kind (“2027 Convertible Notes”). The 2027 Convertible Notes have a conversion price of $10.00 per share of common stock (subject to anti-dilution adjustments in the event of stock splits and the like), and a put option commencing 2.5 years after their issuance. Additionally, pursuant to the Senior Convertible Notes Agreements, 1,000,000 warrants were issued to NKMAX at an exercise price of $11.50 per warrant (“Senior Convertible Notes Warrants “). Such warrants have terms identical to the Public Warrants.

Forward Purchase Agreements, Subscription Agreements, and Side Letter

On September 22, 2023, September 26, 2023, and September 29, 2023, the Company entered into private agreements (“Private Placement Agreements”) with investors (“FPA Investors” or “Sellers”) consisting of Forward Purchase Agreements, Subscription Agreements, and a Side Letter. Concurrently with the Closing of the Business Combination, the FPA Investors purchased 3,168,121 shares of common stock (“Subscribed Shares”) in exchange for a subscription receivable of $32.9 million (“Prepayment Amount”), which was placed into an escrow account for the benefit of the FPA Investors (“Escrow Account”). The terms of the Private Placement Agreements provide that following a one-year period after the Closing (“Measurement Period”), subject to early termination and settlement at the election of the FPA Investors, the funds placed into the Escrow Account will be released to the Company, the FPA Investors, or a combination of both, based on a combination of factors, including the number of shares sold by the FPA Investors during the Measurement Period, the volume weighted average price of the Company’s common stock over a specified valuation period, and the application of antidilution provisions. In addition to the Subscribed Shares, the FPA Investors received an aggregate 314,889 share consideration shares (“Share Consideration Shares”), consisting of (i) the award of 200,000 Share Consideration Shares to Meteora Entities (as defined below) which were public shares redeemed and reversed by Graf Stockholders, (ii) the award of 34,889 Share Consideration Shares to Sandia Entities (as defined below) which were public shares redeemed and reversed by Graf Stockholders, and (iii) the issuance of 80,000 Share Consideration Shares, which are new shares of common stock issued in connection with the Closing, each for no cash consideration. In addition, the Meteora Entities received 200,000 structuring shares, pursuant to a side letter, (“Structuring Shares”, collectively with the Share Consideration Shares, “Incremental Shares”), which were also public shares of Graf common stock previously held by Graf Stockholders. These Incremental Shares are not subject to an escrow arrangement. The Incremental Shares were converted into shares of NKGen common stock on a one-for-one basis at Closing. Accordingly, such shares have the same voting as well as dividend and liquidation participation rights as other shares of NKGen common stock.